Summary of Significant Accounting Policies (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies
Cash	$ 3,144	$ 3,144
Bank deposits	77,272	47,538
Total cash shown in the Statement of Cash Flows	$ 80,416	$ 50,682